Capital Stock and Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 24, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock
Proceeds from issuance of preferred stock, net of expenses		$ 0	$ 62,698	$ 0
Dividends on series B preferred stock		$ 5,769	$ 5,080
Common Stock
Common Stock, Shares Authorized		200,000,000	200,000,000
Common Stock, Par Or Stated Value Per Share		$ 0.01	$ 0.01
Preferred Stock [Member]
Preferred Stock
Preferred Stock Shares Authorized		25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share		$ 0.01	$ 0.01
Stock Issued During Period Shares New Issues			2,600,000
Preferred Stock [Member] | Series A Participating Preferred Stock
Preferred Stock
Preferred Stock Shares Authorized		1,000,000	1,000,000
Preferred Stock Shares Issued		0	0
Preferred Stock Shares Outstanding		0	0
Preferred Stock [Member] | Series B Participating Preferred Stock
Preferred Stock
Preferred Stock Shares Authorized		5,000,000	5,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01
Stock Issued During Period Shares New Issues	2,600,000
Shares Issued Price Per Share	$ 25
Preferred Stock Liquidation Preference Per Share	$ 25
Proceeds from issuance of preferred stock, net of expenses	$ 62,698
Preferred Stock Voting Rights		Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Shares Issued		2,600,000	2,600,000
Preferred Stock Shares Outstanding		2,600,000	2,600,000
Preferred Stock Dividend Rate Percentage	8.875%
Preferred Stock Dividend Rate Per Dollar Amount	$ 2.21875
Dividends on series B preferred stock		$ 5,769	$ 5,080
Preferred Stock, Redemption Price Per Share	$ 25